Risks and Concentration - Foreign currency exchange rate risks (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Risks and Concentration
Currency fluctuations, appreciation	9.2
Currency fluctuation, depreciation		2.3	6.5